10. Accounts Receivable Related to the Concession (Details 3) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Accounts Receivable Related To Concession Details 3
Transmission concession agreement, beginning	R$ 1,342,055	R$ 929,835
Transfers to electricity grid use charges - customers	(81,497)	(53,851)
Transfers to property, plant and equipment	(29,264)	(5,066)
Transfers to intagible		(150)
Transfers from recognition of RBSE appraisal report adjustment		(61,760)
Remuneration	129,769	98,780
Reversal of estimated losses		29,025
Construction income	136,336	405,242
Transmission concession agreement, ending	R$ 1,497,399	R$ 1,342,055